UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Defiance Daily Target 2X Short RGTI ETF Tailored Shareholder Report

annual Shareholder Report April 30, 2026 Defiance Daily Target 2X Short RGTI ETF Ticker: RGTZ (Listed on The Nasdaq Stock Market, LLC)

This annual shareholder report contains important information about the Defiance Daily Target 2X Short RGTI ETF (the "Fund") for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.defianceetfs.com/rgtz. You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Daily Target 2X Short RGTI ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Daily Target 2X Short RGTI ETF	$87	1.83%*

The Fund commenced operations October 8, 2025. Expenses for a full reporting period would be higher than the figures shown.

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

(Initial Investment of $10,000)

Defiance Daily Target 2X Short RGTI ETF - $6,852
S&P 500® Total Return Index - $10,744
14,000
13,000
12,000
11,000
10,000
9,000
8,000
7,000
6,000
5,000
10/08/2025
10/31/2025
11/30/2025
12/31/2025
01/31/2026
02/28/2026
03/31/2026
04/30/2026

Annual Performance

Returns for the Period ended April 30, 2026	Since Inception (10/8/2025)
Defiance Daily Target 2X Short RGTI ETF - at NAV	-31.49%
S&P 500® Total Return Index	7.44%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.defianceetfs.com/rgtz for more recent performance information.

How did the Fund perform last year and what influenced its performance?

From inception (October 8, 2025) through April 30, 2026, RGTZ had a NAV total return of -31.49%. RGTZ seeks to deliver twice the daily inverse performance of RGTI (Rigetti Computing Inc.). As an inverse leveraged fund, it experiences losses when RGTI's stock rises.

What factors influenced performance?

Rigetti Computing's stock movements—driven by government contracts, quantum technology milestones, and investor sentiment toward the quantum computing sector—directly influenced RGTZ's performance. Periods of stock appreciation for RGTI created losses for RGTZ given its inverse exposure. Daily rebalancing effects and volatility compounding caused the fund's cumulative return to deviate from the expected -2x multiple of RGTI over the holding period.

Defiance Daily Target 2X Short RGTI ETF Tailored Shareholder Report

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$20,006
Number of Holdings	8
Total Advisory Fee	$417,737
Portfolio Turnover	0%

What did the Fund invest in?

(as of April 30, 2026)

Security Type - Investments
(% of Net Assets)

Security Type - Other Financial Instruments
(% of Net Assets)

Percentages are stated as a percent of net assets. Percentages for swap contracts are based on unrealized appreciation (depreciation). Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

Top Holdings	(% of Net Assets)
Rigetti Computing, Inc. Swap; Maturity Date: 11/16/2027	40.2
United States Treasury Bills	34.8
Rigetti Computing, Inc. Swap; Maturity Date: 09/08/2028	3.1
Rigetti Computing, Inc. Swap; Maturity Date: 03/18/2033	3.1
Rigetti Computing, Inc. Swap; Maturity Date: 03/31/2033	2.5
Rigetti Computing, Inc. Swap; Maturity Date: 10/12/2028	2.3
Rigetti Computing, Inc. Swap; Maturity Date: 02/01/2028	2.2
First American Government Obligations Fund - Class X, 3.56%	0.6

Percentages for swap contracts are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.defianceetfs.com/rgtz.

Material Fund Changes

On August 21, 2026, the Fund announced that the Board of Trustees of Tidal Trust II had approved a 1-for-5 reverse split of the Fund’s issued and outstanding shares, effective September 10, 2026 (the “Effective Date”). On the Effective Date, every five pre-split shares will be combined into one post-split share, reducing the number of shares outstanding by approximately 80%. The reverse split will not affect the Fund’s total net assets or the aggregate value of a shareholder’s investment immediately before and after the reverse split, except for the payment of cash in lieu of any fractional shares, but the Fund’s net asset value per share and market price per share will increase proportionately.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Daily Target 2X Short RGTI ETF

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit Fees	$14,250	N/A
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$3,100	N/A
( d ) All Other Fees	N/A	N/A

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 4/30/2026	FYE 4/30/2025
( a ) Audit-Related Fees	N/A	N/A
( b ) Tax Fees	$495,000	N/A
( c ) All Other Fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 4/30/2026	FYE 4/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Fiscal Year Ended April 30,	Total Non-Audit Fees Billed to the Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$3,100	$495,000	N/A	$498,100

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
April 30, 2026

Tidal Trust II
•	Defiance Daily Target 2X Short RGTI ETF	RGTZ	The Nasdaq Stock Market, LLC

Defiance ETFs

  Defiance Daily Target 2X Short RGTI ETF

  Schedule of Investments

  April 30, 2026

SHORT-TERM INVESTMENTS - 35.4%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(a)	113,517	$113,517

U.S. Treasury Bills - 34.8%	Principal Amount	Value
U.S. Treasury Bill, 5/21/2026, 3.46%(b)(c)	$6,983,000	6,969,131

TOTAL SHORT-TERM INVESTMENTS (Cost $7,082,649)		7,082,648

TOTAL INVESTMENTS - 35.4% (Cost $7,082,649)		$7,082,648
Other Assets in Excess of Liabilities - 64.6%		12,923,371
TOTAL NET ASSETS - 100.0%		$20,006,019

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(b)	The rate shown is the annualized effective yield as of April 30, 2026.
(c)	All or a portion of the security has been pledged as collateral for total return swap contracts. The fair value of securities committed as collateral as of April 30, 2026 was $6,969,104.

The accompanying notes are an integral part of these financial statements.

  Defiance Daily Target 2X Short RGTI ETF

  Schedule of Total Return Swaps Contracts

  April 30, 2026

TOTAL RETURN SWAPS - 53.4%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Rigetti Computing, Inc.	BMO Capital Markets Corp.	Pay	OBFR + (30.00%)	Termination(a)	02/01/2028	$(5,060,500)	$430,975
Rigetti Computing, Inc.	Clear Street LLC	Pay	OBFR + (2.50%)	Termination(b)	11/16/2027	(5,781,098)	8,044,886
Rigetti Computing, Inc.	Jane Street Execution Services, LLC	Pay	OBFR + (15.00%)	Termination(b)	03/18/2033	(7,712,900)	610,485
Rigetti Computing, Inc.	Marex Capital Markets, Inc.	Pay	OBFR + (4.00%)	Termination(c)	10/12/2028	(8,548,266)	454,953
Rigetti Computing, Inc.	Cantor Fitzgerald & Co.	Pay	OBFR + (24.00%)	Termination(a)	09/08/2028	(7,965,751)	624,307
Rigetti Computing, Inc.	Nomura Securities International, Inc.	Pay	OBFR + (67.50%)	Termination(d)	03/31/2033	(4,938,350)	509,165
							10,674,771

Net Unrealized Appreciation (Depreciation)							$10,674,771

OBFR - Overnight Bank Funding Rate was 3.64% as of April 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2026

Defiance Daily Target 2X Short RGTI ETF
ASSETS:	—
Investments, at value (cost $7,082,649) (Note 2)	$7,082,648
Segregated cash for swap contracts	9,267,229
Unrealized appreciation on swap contracts	10,674,771
Due from broker for swaps	100,761
Interest receivable	751
Due from fund accountant (Note 4)	156,422
Other assets	1,305
Total assets	27,283,887
$—
LIABILITIES:
Due to broker for swaps	5,140,408
Fund shares redeemed	2,055,495
Interest payable	53,302
Payable to adviser (Note 4)	28,663
Total liabilities	7,277,868
NET ASSETS	$20,006,019
—
NET ASSETS CONSISTS OF:	—
Paid-in capital	$9,331,249
Total distributable earnings/(accumulated losses)	10,674,770
Total Net Assets	$20,006,019

Net assets	$20,006,019
Shares issued and outstanding(a)	1,460,000
Net asset value per share	$13.70
(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations
For the Period Ended April 30, 2026	Defiance Daily Target 2X Short RGTI ETF(a)

INVESTMENT INCOME:	—
Interest income	$96,000
Total investment income	96,000
—
EXPENSES:	—
Investment advisory fee (Note 4)	417,737
Interest expense	174,088
Total expenses	591,825
NET INVESTMENT INCOME (LOSS)	(495,825)
—
REALIZED AND UNREALIZED GAIN (LOSS)	—
Net realized gain (loss) from:
Investments	(91)
Swap contracts	78,301,737
Net realized gain (loss)	78,301,646
Net change in unrealized appreciation (depreciation) on:
Investments	(1)
Swap contracts	10,674,771
Net change in unrealized appreciation (depreciation)	10,674,770
Net realized and unrealized gain (loss)	88,976,416
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,480,591

(a)	Inception date of the Fund was October 8, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Defiance Daily Target 2X Short RGTI ETF
Period Ended April 30, 2026(a)
OPERATIONS:	—
Net investment income (loss)	$(495,825)
Net realized gain (loss)	78,301,646
Net change in unrealized appreciation (depreciation)	10,674,770
Net increase (decrease) in net assets resulting from operations	88,480,591
—
CAPITAL TRANSACTIONS:	—
Subscriptions	1,010,115,957
Redemptions	(1,078,746,951)
Net increase (decrease) in net assets from capital transactions	(68,630,994)
—
Capital contribution from fund accountant (Note 4)	156,422

NET INCREASE (DECREASE) IN NET ASSETS	20,006,019
—
NET ASSETS:	—
Beginning of the period	—
End of the period	$20,006,019
—
SHARES TRANSACTIONS	—
Subscriptions	58,180,000
Redemptions	(56,720,000)
Total increase (decrease) in shares outstanding	1,460,000

(a)	Inception date of the Fund was October 8, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

		INVESTMENTS OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)(b)	Total from investment operations	Net investment income	Total distributions	Capital contribution from fund accountant	Net asset value, end of period	Total return(c)		Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of interest and tax expense to average net assets(d)	Ratio of operational expenses to average net assets excluding interest and tax expense(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Defiance Daily Target 2X Short RGTI ETF
4/30/2026(f)	$20.00	(0.16)	(6.25)	(6.41)	—	—	0.11	$13.70	(31.49	)%(g)	$20,006	1.83%	0.54%	1.29%	(1.53)%	—%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions, if any.
(f)	Inception date of the Fund was October 8, 2025.
(g)	The Fund’s total return includes the effect of a one-time capital contribution from the fund accountant. Excluding this contribution, total return would have been (32.05)%.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2026

NOTE 1 - ORGANIZATION

The Defiance Daily Target 2X Short RGTI ETF (the “RGTZ ETF” or the “Fund”) is a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

The Fund’s primary investment objective is to seek daily leveraged inverse investment results, before fees and expenses, of negative two times (-200%) the daily percentage change in the share price of Rigetti Computing, Inc. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Swap contract terms are agreed among the counterparty and the Adviser. Total return swap contracts are valued using the closing price of the underlying reference asset, which may include individual stocks, baskets of securities, market indices, exchange-traded funds, or other instruments that the contract is tracking.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

April 30, 2026

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Bills	$—	$6,969,131	$—	$6,969,131
Money Market Funds	113,517	—	—	113,517
Total Investments	$113,517	$6,969,131	$—	$7,082,648
Assets:
Other Financial Instruments:(a)
Total Return Swaps	—	10,674,771	—	10,674,771
Total Other Financial Instruments	$—	$10,674,771	$—	$10,674,771

(a) The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of April 30, 2026.

Notes to Financial Statements

April 30, 2026

Derivative Instruments - The Fund may enter into total return swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Fund to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract, or a portion of a swap contract, is settled in cash, reset, terminated, partially unwound or closed according to its terms, the changes in value are recorded as unrealized appreciation or depreciation. Upon such event, the related gain or loss is recorded as net realized gain or loss from swap contracts. A partial unwind or other contractual reduction is treated as a realized event when the related swap economics are extinguished or reduced, regardless of whether the related cash is received or paid on the same date. The Fund may receive or deliver cash from or to swap counterparties based on the mark-to-market value of outstanding swap contracts. Such transfers may represent either settlement of swap economics or collateral, variation margin, excess variation margin or similar mark-to-market transfers, depending on the applicable contractual terms and counterparty settlement mechanics. Amounts applied to settle or partially settle the related swap economics are reflected in net realized gain or loss from swap contracts and reduce the related unrealized appreciation or depreciation. Amounts not applied to settle or reduce the related swap value and that remain subject to return, recall or future application are reflected as cash, segregated cash, due from broker or due to broker, as applicable, and the related swap remains recorded at fair value with changes reflected as net change in unrealized appreciation or depreciation on swap contracts.

Amounts presented as due from broker or due to broker may include amounts receivable or payable for contractual swap resets, financing resets, partial unwinds, terminations or other settlement events, and cash collateral, variation margin, excess variation margin or similar mark-to-market transfers posted to or received from counterparties. The transfer or receipt of cash or collateral does not, by itself, reduce the notional amount, economic exposure or daily target leveraged exposure of a swap contract unless the swap contract is amended, reset, partially unwound, terminated or otherwise contractually modified to reduce such notional amount or exposure.

By virtue of the Fund’s investments in total return swaps, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended April 30, 2026, the Fund’s monthly average notional amount is described below for any derivatives that it invested in:

Total Return Swaps
RGTZ ETF	$(90,562,453)

Notes to Financial Statements

April 30, 2026

Statements of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument:	Location:	Instrument:	Location:

	Equity Risk	Unrealized appreciation on Swap Contracts	Equity Risk	Unrealized depreciation on Swap Contracts
RGTZ ETF	Total Return Swaps	$10,674,771	Total Return Swaps	$—

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

	Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

RGTZ ETF	Total Return Swaps	$78,301,737	Total Return Swaps	$10,674,771

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedule of Total Return Swap Contracts are gross settlement amounts.

Under the master netting agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master netting agreements with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of master netting agreements.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Fund as of April 30, 2026.

Description	Counterparty	Gross Amounts (Unrealized Appreciation/ Depreciation)	Gross amounts offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount

Assets	BMO Capital Markets Corp.	$430,975	—	$430,975	—	—	$430,975
	Cantor Fitzgerald & Co.	624,307	—	624,307	—	—	624,307
	Clear Street LLC	8,044,886	—	8,044,886	—	—	8,044,886
	Jane Street Execution Services, LLC	610,485	—	610,485	—	—	610,485
	Marex Capital Markets, Inc.	454,953	—	454,953	—	—	454,953
	Nomura Securities International, Inc.	509,165	—	509,165	—	—	509,165
		$10,674,771	—	$10,674,771	—	—	$10,674,771

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

April 30, 2026

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders -  Distributions to shareholders from net investment income, if any, are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Shares will not be priced on the days on which The Nasdaq Stock Market, LLC (“NASDAQ”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

April 30, 2026

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by a fund to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Reclassification of Capital Accounts - U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to equalization. For the period ended April 30, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
RGTZ ETF	$77,805,821	$(77,805,821)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from negative two times (-200%) the respective Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of its Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased. The effect of compounding becomes more pronounced as an Underlying Security’s volatility and the holding period increase. The effect of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the respective Underlying Security during a shareholder’s holding period of an investment in the Fund.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged inverse correlation to the Target Portfolio and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Target Portfolio, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged inverse investment objective. The possibility of the Fund being materially over- or under-exposed to the Target Portfolio increases on days when the Target Portfolio is volatile near the close of the trading day. Additionally, if securities within the Target Portfolio exhibit unexpected or heightened correlations, the Fund’s ability to achieve its daily investment objective may be adversely impacted as overlapping exposures may reduce potential diversification benefits and amplify the effects of market movements. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Target Portfolio experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. The Fund may have difficulty achieving its daily leveraged inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may also be impacted by large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Target Portfolio. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged inverse correlation to the Target Portfolio. Finally, during periods of high volatility, compounding effects and correlation shifts between securities in the Target Portfolio may cause the Fund’s returns to deviate materially from negative two times (-2X) the daily performance of the Target Portfolio.

Notes to Financial Statements

April 30, 2026

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Target Portfolio will be magnified. This means that an investment in the Fund will be increased by an amount equal to 2% for every 1% daily decline in the share price of the Target Portfolio, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Target Portfolio declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund’s performance correlation with the Target Portfolio’s share price.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	Investment Advisory Fee
RGTZ ETF	1.29%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended April 30, 2026, are disclosed in the Statement of Operations.

The Adviser has entered into an agreement with Defiance ETFs, LLC (“Defiance”) under which Defiance assumes the obligations of the Adviser to pay all or a portion of expenses of the Fund, except Excluded Expenses (such expenses of the Fund, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations of the Fund, the Adviser has agreed to pay Defiance a corresponding share of the profits, if any, generated by the Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by Defiance include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser. Although Defiance has agreed to be responsible for all or a portion of the Unitary Expenses of the Fund, the Adviser retains the ultimate obligation to the Fund to pay such expenses.

Notes to Financial Statements

April 30, 2026

Tidal serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. Prior to April 1, 2026, Fund Services also served as the Fund’s sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

During the period ended April 30, 2026, the fund accountant made a one-time capital contribution to the Fund of $156,422 relating to an operational issue. The contribution was recorded as an increase to paid-in capital and is reported on the Statement of Changes in Net Assets under the caption “Capital contribution from fund accountant.” The impact of this amount to total return at NAV is included within the Financial Highlights.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

April 30, 2026

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
RGTZ ETF	$—	$—

For the period ended April 30, 2026, there were no purchases or sales of long-term U.S. government securities for the Fund.

For the period ended April 30, 2026, there were no in-kind transactions associated with creations or redemptions for the Fund.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2026 were as follows:

Ordinary Income
Distributions paid from:	April 30, 2026
RGTZ ETF	$—

As of the fiscal period ended April 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

RGTZ ETF
Cost of investments	$7,082,649
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(1)
Net tax unrealized appreciation (depreciation)	(1)
Undistributed ordinary income (loss)	—
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	10,674,771
Total distributable earnings/(accumulated losses)	$10,674,770

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal period ended April 30, 2026, the Fund had no post-October and late-year loss deferrals.

As of April 30, 2026, the Fund had no long-term and short-term capital loss carryovers, which do not expire.

Notes to Financial Statements

April 30, 2026

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed on the NASDAQ. Market prices for the Shares may be different from its NAV. The Fund issues and redeems Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On August 21, 2026, the Fund announced that the Board of Trustees of Tidal Trust II had approved a 1-for-5 reverse split of the Fund’s issued and outstanding shares, effective September 10, 2026 (the “Effective Date”). On the Effective Date, every five pre-split shares will be combined into one post-split share, reducing the number of shares outstanding by approximately 80%. The reverse split will not affect the Fund’s total net assets or the aggregate value of a shareholder’s investment immediately before and after the reverse split, except for the payment of cash in lieu of any fractional shares, but the Fund’s net asset value per share and market price per share will increase proportionately. Management has determined that there are no additional subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Defiance Daily Target 2X Short RGTI ETF

and Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and total return swaps contracts, of Defiance Daily Target 2X Short RGTI ETF (the “Fund”), a series of Tidal Trust II, as of April 30, 2026, the related statements of operations and changes in net assets and the financial highlights for the period October 8, 2025 (commencement of operations) through April 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 26, 2026

Other Unaudited Information	Defiance ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal periods ended April 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

RGTZ ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal periods ended April 30, 2026, were as follows:

RGTZ ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the fiscal periods ended April 30, 2026, were as follows:

RGTZ ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Defiance Daily Target 2x Short RGTI ETF (the “Defiance ETFs”, each, a “Fund” and collectively the “Funds”)

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Advisory Agreements (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on May 12-13, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered Defiance ETFs, LLC was acting as sponsor to the Defiance ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer (“PEO”) and Treasurer/Principal Financial Officer (“PFO”) evaluated the effectiveness of the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, as of a date within 90 days of the filing of this report. Based on that evaluation, the PEO and PFO concluded that the Registrant’s disclosure controls and procedures were not effective as of such date because of the material weakness in internal control over financial reporting described below.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Funds’ annual or interim financial statements will not be prevented or detected on a timely basis.

For the year ended April 30, 2025, the Registrant’s PEO and PFO identified a similar material weakness in the design and operation of controls over financial reporting relating to the classification and disclosure of total return swap activity. Although the Registrant implemented enhancements to address this material weakness during the year ended April 30, 2026, management concluded that the material weakness had not been adequately remediated as of April 30, 2026.

The material weakness relates to the design of controls over classification and disclosure of total return swap activity and related balances including amounts due to and from brokers, swap receivables and payables, cash balances, and related realized and unrealized gains and losses.

During the year ended April 30, 2026, the volume and complexity of the Funds’ total return swap activity increased significantly, including an increase in the number of Funds, swap transactions, counterparties, brokers, and variations in swap terms. The enhancements implemented during the period were not sufficient to ensure that controls operated effectively in light of this increased volume and complexity.

This material weakness would have resulted in misstatements in the classification and disclosure of amounts reported in the Funds’ initial draft Schedules of Total Return Swap Contracts, Statements of Assets and Liabilities, and Statements of Operations. The misstatements were corrected in April 30, 2026’s financial statements prior to issuance.

Management’s Remediation Plan

Management is implementing enhancements to the Registrant’s disclosure controls and procedures and internal control over financial reporting to remediate the material weakness described above. These enhancements are expected to include experienced personnel; strengthened management oversight of total return swap reconciliations, classification, and presentation procedures; expanded procedures performed by the fund accountant with respect to the completeness, accuracy, classification, and presentation of total return swap activity and related broker balances; and periodic reporting to management and the Board regarding remediation progress, open items, and testing results.

The material weakness will not be considered remediated until the applicable controls have operated for a sufficient period of time and management has concluded, through testing and documented evaluation, that such controls are designed and operating effectively.

(b) During the period covered by this report, the Registrant implemented certain enhancements to its internal control over financial reporting relating to total return swap financial reporting processes, including process enhancements in response to increased swap activity, additional counterparties and brokers, additional Funds, and changes in swap terms. These enhancements were designed to strengthen the Registrant’s controls over the classification and disclosure of total return swap activity. However, management concluded that these enhancements were insufficient to adequately remediate the previously identified material weakness described above. Except for these changes, there were no changes in the Registrant’s internal control over financial reporting, as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, that occurred during the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 26, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 26, 2026

* Print the name and title of each signing officer under his or her signature.